Derivative financial liability – current (Details Narrative) - Warrants [member] - £ / shares		1 Months Ended
	Oct. 31, 2019	May 31, 2020	Oct. 30, 2019	Oct. 31, 2020	May 30, 2020
IfrsStatementLineItems [Line Items]
Number of warrants issued	3,150,000	9,545,456	3,150,000
Share Price	£ 6.25
Share price				£ 6.25
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price					£ 2.05
Top of range [member]
IfrsStatementLineItems [Line Items]
Share price					£ 2.0625
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share Price		£ 2.05
Top of range [member]
IfrsStatementLineItems [Line Items]
Share Price		£ 2.0625